Related party transactions (Tables)	3 Months Ended
Mar. 31, 2020
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended		March 31,		December 31,
	March 31, 2020		March 31, 2019		2020		2019
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	28	5,450	32	5,182	996	3,515	35	360
Fresenius SE affiliates	1,187	26,328	940	24,652	2,431	6,560	2,003	6,416
Equity method investees	2,109	—	16,954	—	67,515	—	68,300	—
Total	3,324	31,778	17,926	29,834	70,942	10,075	70,338	6,776

Products
Fresenius SE affiliates	10,821	9,048	9,862	8,290	15,276	3,162	16,803	3,405
Equity method investees	—	112,129	—	124,654	—	80,665	—	36,262
Total	10,821	121,177	9,862	132,944	15,276	83,827	16,803	39,667
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €7,185 and €8,352 at March 31, 2020 and December 31, 2019, respectively.

Schedule of lease agreements with related parties

.

Lease agreements with related parties

in € THOUS

	For the three months ended			For the three months ended
	March 31, 2020			March 31, 2019			March 31, 2020		December 31, 2019
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,124	110	1,099	1,214	137	854	30,452	30,725	30,336	30,820
Fresenius SE affiliates	3,247	334	70	3,089	353	161	89,993	90,817	91,879	92,126
Total	4,371	444	1,169	4,303	490	1,015	120,445	121,542	122,215	122,946
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.